Consolidated Statements Of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flow from operating activities:
Net (loss) income	$ (36,023)	$ (53,182)	$ 31,587
Adjustments to reconcile net (loss) income to cash flow from operations:
Depreciation, depletion and amortization	65,883	63,566	53,468
Impairment charges	8,431	97,529
Loss on disposal of discontinued operations	32,589
Loss on remeasurement of equity method investment	7,705
Deferred income taxes	(37,898)	(18,009)	(115)
Share-based compensation	2,924	3,796	3,499
Share-based compensation excess tax benefit		(16)	(224)
Losses in earnings of affiliates	(20,572)	(24,647)	(13,153)
Dividends received from affiliates	7,080	5,502	4,225
Gain from disposal of property and equipment	(3,364)	(8,247)	(896)
Changes in current assets and liabilities, (exclusive of effects of acquisitions):
Decrease (increase) in customer receivables	26,658	(19,330)	(27,214)
Decrease (increase) in costs and estimated earnings in excess of billings on uncompleted contracts	4,342	(24,726)	3,164
(Increase) decrease in inventories	(12,394)	(5,882)	(4,004)
Increase (decrease) in other current assets	1,306	(7,180)	(11,200)
(Decrease) increase in accounts payable and accrued expenses	(13,947)	26,418	27,311
(Decrease) increase in billings in excess of costs and estimated earnings on uncompleted contracts	(4,798)	(17,646)	1,259
Other, net	(3,171)	(2,234)	1,173
Cash provided by operating activities	24,751	15,712	68,880
Cash flow from investing activities:
Additions to property and equipment	(75,831)	(66,952)	(64,329)
Additions to gas transportation facilities and equipment	(58)	(109)	(138)
Additions to oil and gas properties	(1,512)	(3,434)	(2,414)
Additions to mineral interests in oil and gas properties	(102)	(331)	(322)
Acquisition of businesses, net of cash acquired	(18,397)	(8,855)	(17,302)
Proceeds from disposal of property and equipment	6,158	14,055	1,664
Proceeds from sale of business	13,500		4,800
Deposit of cash into restricted accounts		(9,000)
Release of cash from restricted accounts	3,144	12,830	1,156
Distribution of restricted cash for prior year acquisitions	(3,144)	(3,830)	(1,156)
Investment in foreign affiliate			(16,150)
Cash used in investing activities	(76,242)	(65,626)	(94,191)
Cash flow from financing activities:
Borrowing under revolving facilities	89,000	94,784	3,000
Repayments under revolving loan facilities	(46,500)	(47,000)
Net increase (decrease) in notes payable	1,110	7,366
Repayments of long term debt	(2,590)	(6,667)	(20,000)
Principal payments under capital lease obligation	(93)
Acquisition of noncontrolling interest	(2,743)
Issuance of common stock upon exercise of stock options	1,004	220	896
Excess tax benefit on exercise of share-based instruments		16	224
Purchases and retirement of treasury stock		(150)	(136)
Distribution to noncontrolling interest	(1,423)	(2,199)
Cash provided by (used in) financing activities	37,765	46,370	(16,016)
Effects of exchange rate changes on cash	(948)	475	1,862
Net decrease in cash and cash equivalents	(14,674)	(3,069)	(39,465)
Cash and cash equivalents at beginning of year	41,916	44,985	84,450
Cash and cash equivalents at end of year	$ 27,242	$ 41,916	$ 44,985